UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier      Tarrytown, New York            November 7, 2003
-------------------------   --------------------------    ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $119,932,071



List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE
                              Arthur D. Charpentier

                                                                                                                   Item 8:
                                                                                                           Voting Authority (shares)

Item 1:                          Item 2:        Item 3:      Item 4:        Item 5:       Item 6:    Item 7:      (a)     (b)   (c)
Name of Issuer                Title of Class     CUSIP    Fair Mkt Value   Shares or    Investment   Managers    Sole   Shared  None
                                                                         Principal Amt  Discretion     See
                                                                                                     Instr. V
C.H. Robinson Worldwide, Inc.    Common        12541W100     8,940,000       240,000       sole                  240,000

Capital One Financial Corp.      Common        14040H105    41,804,616       732,900       sole                  732,900

Cardinal Health                  Common        14149Y108     7,357,140       126,000       sole                  126,000

Certegy                          Common        156880106     6,470,165       201,500       sole                  201,500

Equifax Inc.                     Common        294429105     8,908,000       400,000       sole                  400,000

Global Payments Inc              Common        37940X102    10,180,800       282,800       sole                  282,800

NDC Health Corporation           Common        639480102    10,967,325       523,500       sole                  523,500

Polaris Industries               Common        731068102     1,112,250        15,000       sole                  15,000

Charles Schwab Corp.             Common        808513105    10,770,475       904,322       sole                  904,322

ServiceMaster                    Common        81760N109     7,233,300       705,000       sole                  705,000

State Street Corporation         Common        857477103     4,725,000       105,000       sole                  105,000

Washington Post Company          Common        939640108     1,463,000        2,200        sole                   2,200




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